Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Operating Lease

The following table presents balances reported in the Consolidated Balance Sheets related to the Group’s leases:

	As of December 31,
	2023	2024
	RMB	RMB
Right-of-use assets	183	1,413
Lease liabilities	140	1,462

The following table presents operating lease cost reported in the Consolidated Statements of Operations and Comprehensive Income/(Loss) related to the Group’s leases:

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease cost	1,170	1,153
Short-term lease cost	4,691	1,314
Total	5,861	2,467

Schedule of Operating Lease Payments

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2023 and 2024 to the present value of its operating lease payments:

	As of December 31,
	2023	2024
	RMB	RMB
2024	114	—
2025	19	1,354
2026	10	131
Total undiscounted operating lease payments	143	1,485
Less: imputed interest	(3)	(23)
Present value of operating lease liabilities	140	1,462